CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($)	Total	Additional Paid-In Capital	Statutory Reserves	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss	Class A Ordinary Shares	Class B Ordinary Shares
Balance, shares at Sep. 30, 2023						91,433	4,028
Balance, amount at Sep. 30, 2023	$ 103,562,234	$ 8,865,199	$ 526,217	$ (3,211,885)	$ (8,771,028)	$ 101,922,676	$ 4,231,055
Issuance of ordinary shares for convertible notes redemption, shares						27,664
Issuance of ordinary shares for convertible notes redemption, amount	960,000	0	0	0	0	$ 960,000	0
Issuance of ordinary shares for warrants exercised, shares						4,000
Issuance of ordinary shares for warrants exercised, amount	145,290	0	0	0	0	$ 145,290	0
Effect of reverse share split, shares						(10)
Effect of reverse share split, amount	(430)	0	0	0	0	$ (430)	0
Net loss for the period	(2,955,367)	0	0	(2,955,367)	0	0	0
Appropriation to statutory reserve	0	0	1,417	(1,417)	0	0	0
Foreign currency translation gain	1,108,763	0	0	0	1,108,763	$ 0	$ 0
Balance, shares at Mar. 31, 2024						123,087	4,028
Balance, amount at Mar. 31, 2024	102,820,490	8,865,199	527,634	(6,168,669)	(7,662,265)	$ 103,027,536	$ 4,231,055
Balance, shares at Sep. 30, 2024						272,490	4,028
Balance, amount at Sep. 30, 2024	96,912,417	8,865,199	14,990	(16,741,427)	(3,944,110)	$ 104,486,710	$ 4,231,055
Issuance of ordinary shares for convertible notes redemption, shares						443,430
Issuance of ordinary shares for convertible notes redemption, amount	2,760,000	0	0	0	0	$ 2,760,000	0
Issuance of ordinary shares for warrants exercised, shares						65,400
Issuance of ordinary shares for warrants exercised, amount	523,200	0	0	0	0	$ 523,200	0
Net loss for the period	6,928,242	0	0	6,928,242	0	0	0
Foreign currency translation gain	(4,779,435)	0	0	0	(4,779,435)	$ 0	$ 0
Balance, shares at Mar. 31, 2025						781,320	4,028
Balance, amount at Mar. 31, 2025	$ 102,344,424	$ 8,865,199	$ 14,990	$ (9,813,185)	$ 8,723,545	$ 107,769,910	$ 4,231,055